Commitments and Contingencies (Details) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2024 USD ($) Charterer	Jun. 30, 2025 USD ($) Charterer	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident		$ 1,000,000
Non-cancelable time charter contract revenue, 2025		$ 2,157
Dispute with Charterer 1 for Revenues Recognized in 2022 [Member]
Commitments and Contingencies [Abstract]
Number of charterers with payment disputes | Charterer		1
Loss contingency recorded		$ 0
Allowance for doubtful accounts		0
Dispute with Charterer 1 for Revenues Recognized in 2022 [Member] | Prepaid Expenses and Other Assets, Net [Member]
Commitments and Contingencies [Abstract]
Amounts outstanding from disputes		$ 116		$ 116
Dispute with Charterer 2 for Revenues Recognized in 2022 [Member]
Commitments and Contingencies [Abstract]
Number of charterers with payment disputes | Charterer	1
Amounts outstanding from disputes	$ 120
Settlement amount for dispute	$ 111
Dispute with Charterer 2 for Revenues Recognized in 2022 [Member] | Other Operating Loss/(Income) [Member]
Commitments and Contingencies [Abstract]
Additional loss from settlement			$ 9